INVESTMENTS IN ASSOCIATES AND JOINT VENTURES (Details 2) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017		Dec. 31, 2016
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	$ 220,113,618		$ 203,908,211
Liabilities	193,458,393		179,478,661
Profits (loss)	2,786,435		2,754,173		$ 2,791,450
PA Viva Malls [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	2,301,567		1,262,837	[1]
Liabilities	11,304		29,499	[1]
Income from ordinary activities	417,942		380,612	[1]
Profits (loss)	271,648		235,647	[1]
Dividends	9,064		35,278	[1]
Proteccion S.A. [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	2,172,208	[2]	2,125,552	[3]
Liabilities	675,135	[2]	663,326	[3]
Income from ordinary activities	1,387,294	[2]	1,227,139	[3]
Profits (loss)	205,134	[2]	343,345	[3]
Dividends	37,861	[2]	36,825	[3]
Titularizadora Colombiana S.A. Hitos [Member]
Disclosure Of Interests In Other Entities Explanatory [Line Items]
Assets	151,447		614,032
Liabilities	16,911		487,073
Income from ordinary activities	50,213		35,714
Profits (loss)	14,923		8,161
Dividends	$ 2,824		$ 3,121

[1]	The difference between the net assets of P.A. Viva Malls multiplied by the Bank’s percentage of ownership, which amounted to COP 604,336 for the year ended December 31, 2017 and the carrying amount of the Bank’s interest in the associate, represents an adjustment amounted to COP 153,550 related to contractual terms with respect to the recognition of benefits.
[2]	The difference between, the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership, which amounted to COP 308,048 for the year ended December 31, 2018 and the carrying amount of the Bank’s interest in the associate; represents the goodwill recognized by the Bank amounting to COP 170,434.
[3]	The difference between the net assets of Protección S.A. multiplied by the Bank’s percentage of ownership, which amounted to COP 300,926 for the year ended December 31, 2017, and the carrying amount of the Bank’s interest in the associate, represents the goodwill recognized by the Bank amounting to COP 170,434